Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases
Schedule of right-to-use assets

				Total
	Land and	Motor		Right-of-use
	buildings	vehicles	Other	assets
	$m	$m	$m	$m
Cost
At 1 January 2021	735	272	36	1,043
Additions through business combinations (Note 27)	255	8	–	263
Additions – separately acquired	145	98	2	245
Disposals and other movements	25	(44)	(4)	(23)
Exchange adjustments	(27)	(13)	(1)	(41)
At 31 December 2021	1,133	321	33	1,487
Additions through business combinations (Note 27)	4	–	–	4
Additions – separately acquired	140	81	14	235
Disposals and other movements	(33)	(58)	(13)	(104)
Exchange adjustments	(62)	(15)	(2)	(79)
At 31 December 2022	1,182	329	32	1,543
Additions through business combinations (Note 27)	8	–	–	8
Additions – separately acquired	220	219	5	444
Disposals and other movements	(71)	(57)	(2)	(130)
Exchange adjustments	13	4	1	18
At 31 December 2023	1,352	495	36	1,883
Depreciation and impairment
At 1 January 2021	247	117	13	377
Depreciation charge for the year	144	85	6	235
Disposals and other movements	(54)	(42)	–	(96)
Exchange adjustments	(11)	(6)	–	(17)
At 31 December 2021	326	154	19	499
Depreciation charge for the year	160	80	6	246
Impairment charge	2	–	–	2
Disposals and other movements	(54)	(50)	(10)	(114)
Exchange adjustments	(23)	(8)	(1)	(32)
At 31 December 2022	411	176	14	601
Depreciation charge for the year	170	98	7	275
Impairment charge	14	–	–	14
Disposals and other movements	(53)	(61)	(2)	(116)
Exchange adjustments	7	2	–	9
At 31 December 2023	549	215	19	783
Net book value
At 31 December 2021	807	167	14	988
At 31 December 2022	771	153	18	942
At 31 December 2023	803	280	17	1,100

Schedule of the present value of lease liabilities

	2023	2022	2021
	$m	$m	$m
The present value of lease liabilities is as follows:
Within one year	(271)	(228)	(233)
Later than one year and not later than five years	(657)	(549)	(544)
Later than five years	(200)	(176)	(210)
Total lease liabilities	(1,128)	(953)	(987)